LONG-TERM OPERATING COMMITMENTS - Capital contribution (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020 | New Businesses
Capital contribution
Total	R$ 513,499
2020 | CHESF
Capital contribution
Total	225,752
2020 | FURNAS
Capital contribution
Total	93,674
2020 | ELETROSUL
Capital contribution
Total	194,073
2021 | New Businesses
Capital contribution
Total	99,613
2021 | FURNAS
Capital contribution
Total	51,714
2021 | ELETROSUL
Capital contribution
Total	47,899
2022 | New Businesses
Capital contribution
Total	55,440
2022 | FURNAS
Capital contribution
Total	51,600
2022 | ELETROSUL
Capital contribution
Total	3,840
2023 | New Businesses
Capital contribution
Total	50,156
2023 | FURNAS
Capital contribution
Total	R$ 50,156